RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of account receviables - related party

Account receivables – related party

			December 31,	December 31,
Name of Related Party	Relationship	Nature	2020	2019
Fujian Zhongqing Shoulashou Educational Technical Ltd.	Investment company	Inter-transaction	$1,906,101	$-
			$1,906,101	$-

Schedule of other payables - related party	Other payables – related party
			December 31,	December 31,
Name of Related Party	Relationship	Nature	2020	2019
Xiaodong Chen	CEO	Lease payable	$25,837	$21,341